Investments in subsidiary undertakings, joint ventures and associates - Issued capital of subsidiaries (Details)	Dec. 31, 2023 £ / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2023 Rp / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2023 RM / shares shares	Dec. 31, 2022 £ / shares
Investments in subsidiaries, joint ventures, associates and significant holdings
Par value per share | £ / shares	£ 0.05					£ 0.05
Prudential Assurance Company Singapore (Pte) Limited | Ordinary shares
Investments in subsidiaries, joint ventures, associates and significant holdings
Issued and fully paid up share	526,557,000	526,557,000	526,557,000	526,557,000	526,557,000
Par value per share | $ / shares		$ 1
PT. Prudential Life Assurance
Investments in subsidiaries, joint ventures, associates and significant holdings
Par value per share | Rp / shares			Rp 1,000,000
PT. Prudential Life Assurance | Ordinary shares
Investments in subsidiaries, joint ventures, associates and significant holdings
Issued and fully paid up share	105,500	105,500	105,500	105,500	105,500
PT. Prudential Life Assurance | Preference shares
Investments in subsidiaries, joint ventures, associates and significant holdings
Issued and fully paid up share	6,000	6,000	6,000	6,000	6,000
Prudential Hong Kong Limited | Ordinary shares
Investments in subsidiaries, joint ventures, associates and significant holdings
Issued and fully paid up share	3,641,479,873	3,641,479,873	3,641,479,873	3,641,479,873	3,641,479,873
Par value per share | $ / shares				$ 1
Prudential Assurance Malaysia Berhad | Ordinary shares
Investments in subsidiaries, joint ventures, associates and significant holdings
Issued and fully paid up share	100,000,000	100,000,000	100,000,000	100,000,000	100,000,000
Par value per share | RM / shares					RM 1